IR PASS-THROUGH CORP.
                                                     c/o Winthrop Management LLC
                                                     7 Bulfinch Place, Suite 500
                                                                   P.O. Box 9507
                                                           Boston, MA 02114-9507
                                                                  (617) 570-4600





Integrated ARROs Fund II (the "Fund")
-------------------------------------

February, 2003

Dear Unitholder:

Enclosed for your review are the Fund's audited financial statements as of December 31, 2002. As you are aware, the Funds' investments are passive in nature and consist of interest-bearing payment obligations that originated from a series of net lease real estate partnerships. As such, the primary source of payment for these obligations is the lease payments received from the partnerships' corporate tenants. We are pleased to report that all tenant obligations continue to be met and, on an overall basis, the credit ratings of these tenants have not materially changed since the initial offering of the Units.

As previously reported, the Fund has made arrangements with Royal Alliance Associates (212-551-5100) to act as a market maker and with DCC Securities Corp. (800-945-0440) to facilitate trading, as a broker, between buyers and sellers of Units. Please contact these firms directly if you have any questions regarding such activities.

If you have any specific questions regarding your holdings in the Fund, please call the Trustee, Bankers Trust Company at (800) 735-7777.

Sincerely,


Integrated ARROs Fund II
By: IR Pass-through Corp., Sponsor

                          Independent Auditors' Report
                          ----------------------------

To the Unit-holders, Board of Directors of the Sponsor, and Trustee of Integrated ARROs Fund II

We have audited the accompanying statements of financial condition of Integrated ARROs Fund II (the "Fund") as of December 31, 2002 and 2001, including the schedule of portfolio investments as of December 31, 2002, and the related statements of operations and changes in net assets for the years then ended and the schedule of selected per unit operating performance, ratios and supplemental data for each of the two years in the period ended December 31, 2002. These financial statements and the selected per unit operating performance, ratios and supplemental data are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the selected per unit operating performance, ratios and supplemental data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the selected per unit operating performance, ratios and supplemental data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the selected per unit operating performance, ratios and supplemental data referred to above present fairly, in all material respects, the financial position of Integrated ARROs Fund II as of December 31, 2002 and 2001, and the results of its operations and changes in its net assets for the years then ended and the selected per unit operating performance, ratios and supplemental data for each of the two years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

As explained in Note 2, the financial statements include investments in payment obligations valued at $11,038,203 and $12,036,971 as of December 31, 2002 and 2001, respectively, whose values have been stated at the lower of fair market value, as estimated by the Board of Directors of the Sponsor in the absence of readily ascertainable market values, or Minimum Termination Amount. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of fair market value of such investments and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.




                                                   /s/ Imowitz Koenig & Co., LLP

New York, New York
February 19, 2003

                            Integrated ARROs Fund II
                        Statements of Financial Condition


                                                                    December 31,
                                                     -------------------------------------------
Assets                                                       2002                     2001
                                                     -------------------      ------------------

Cash and Cash Equivalents                                   $   866,453            $    239,738

Investments in payment obligations, at minimum
termination value (cost $4,349,927)                          11,038,203              12,036,971
                                                     -------------------      ------------------

Total Assets                                                 11,904,656              12,276,709

Liabilities

Distributions Payable                                           866,453                 239,738
                                                     -------------------      ------------------

Net Assets                                                  $11,038,203            $ 12,036,971
                                                     ===================      ==================

Net Asset Value per unit (7,446 units outstanding)          $  1,482.43            $   1,616.57
                                                     ===================      ==================





                      See notes to financial Statements

                            Integrated ARROs Fund II
                            Statements of Operations


                                                                  Year Ended December 31,
                                                          ---------------------------------------
                                                                2002                  2001
                                                          ----------------      -----------------

Investment Income:

    Interest and discount earned, net of fund expenses         $1,319,835            $1,440,667
                                                          ================      =================










                        See notes to financial statements



                                                                 Year Ended December 31,
                                                          --------------------------------------
                                                                2002                  2001
                                                          ----------------      ----------------

Decrease in net assets from operations:


Net investment income                                         $ 1,319,835           $ 1,440,667
                                                          ----------------      ----------------

Net increase in net assets resulting from operations            1,319,835             1,440,667

Total declared as distributions to Unit Holders                (2,318,603)           (1,715,638)
                                                          ----------------      ----------------

Net decrease in net assets                                       (998,768)             (274,971)

Net assets:

Beginning of period                                            12,036,971            12,311,942
                                                          ----------------      ----------------

End of period                                                 $11,038,203           $12,036,971
                                                          ================      ================

                        See notes to financial statements




                            Integrated ARROs Fund II
                          Notes to Financial Statements

1.   ORGANIZATION

     Integrated ARROs Fund II (the "Fund") is a grantor trust created under the laws of the State of New York and registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company.

     The Fund was formed in July 1987 for the purpose of realizing appreciation in value and deferring the receipt of income through investments in a portfolio consisting of five contract rights for the payment of money (the "Payment Obligations"). The Payment Obligations were sold to the Fund by IR Pass-through Corporation (the "Sponsor"), formerly a wholly-owned subsidiary of Integrated Resources, Inc. ("Integrated"). The Payment Obligations were originally entered into by five privately offered, single purpose limited partnerships (the "Partnership(s)") previously sponsored by Integrated that had acquired and net leased commercial real estate. Pursuant to the Consummation of Integrated's Plan of Reorganization ("the Plan"), on November 3, 1994, the Sponsor is a wholly-owned indirect subsidiary of Presidio Capital Corp. ("Presidio") (See Footnote 3). All capitalized terms, herein not defined, have the same meaning as defined in the Trust Indenture.

2.   SIGNIFICANT ACCOUNTING POLICIES

     Security Valuation

     The Payment Obligations are valued at the lower of fair market value (as determined by the Board of Directors of the Sponsor) or Minimum Termination Amount (as defined in the Trust Indenture).

     Federal Income Taxes

     The Fund is classified as a grantor trust. As a consequence, the Fund is not subject to Federal Income Taxation.

     Cash and Cash Equivalents

     Cash and cash equivalents represents payment obligations received by the Fund and which were invested in U. S. Treasury bills with maturities of three months or less.

     Use of Estimates

     The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts for Investments in payment obligations and the reported amounts for Net investment income. Actual results could differ from these estimates.

3.   THE SPONSOR

     IR Pass-through Corporation is the Sponsor of the Fund and was/is a wholly owned subsidiary of Integrated Resources, Inc. ("Integrated") and its post-bankruptcy successor, Presidio Capital Corp. ("Presidio"). Presidio is ultimately controlled by NorthStar Capital Investment Corp.

     Subject to the rights of the unitholders under the Trust Indenture, Presidio is responsible for the administration of the Fund through its indirect ownership of all of the shares of the Sponsor. NorthStar Presidio Management Company, LLC ("NorthStar Presidio"), an affiliate of NorthStar Capital, provided administrative services to Presidio through October 25, 1999. Thereafter, administrative services were provided to Presidio by AP-PCC III, L.P. ("AP-PCC"), an unaffiliated third party. NorthStar Presidio and AP-PCC in turn provided services to the Fund. The board of directors of Presidio is authorized to designate the officers and directors of the Sponsor, whose names, titles, principal occupations during the past five years and the date they began office is set forth in Note 5, Commitments and Contingencies.

4.   THE PAYMENT OBLIGATIONS

     The five Payment Obligations acquired by the Fund were issued from 1981 to 1983 for the sale to the Partnerships of rights to acquire interests in properties or for services rendered. Two of the five Payment Obligations (Trefar and Zebon) were satisfied in full during 1996.

     Payments on the remaining three Payment Obligations are scheduled over a period not in excess of 40 years from commencement of the initial terms ("Primary Terms") (approximately 25 years), of the respective net leases. Interest at simple interest rates ranging from 16.5% to 19.625% accrues on the principal amounts of each Payment Obligation. Payments on the Payment Obligations were scheduled to commence approximately 15 years after commencement of the Primary Terms of each net lease.

     If a net lease is not extended by the lessee beyond the Primary Term, the Partnership's obligation to pay the balance of the principal of a Payment Obligation and accrued interest does not accelerate. In such event, the Partnership may either seek to re-lease or to sell the property, but there can be no assurance that such a sale or new lease would be made or that it would be made in a timely manner. If a sale is made, the balance of the principal and accrued interest thereon may be declared by the Fund, at its discretion, to be immediately due and payable. Upon the disposition by a Partnership of its entire interest in the property (or properties), the Partnership shall be obligated to pay the Fund (after satisfaction of any obligations senior to that of the Payment Obligation which are then due and payable) first, accrued unpaid interest and then the unpaid principal balance of the payment Obligation. The Fund does not have the right to accelerate the payment of any Payment Obligation in the event that a Partnership does not sell its property at the end of the Primary Term, so long as the Partnership remains current on its payments under the Payment Obligation. As such, it is possible that the Fund may not realize the entire outstanding principal and interest thereon of the related Payment Obligation.




5.   COMMITMENTS AND CONTINGENCIES

     The Trust Indenture provides that the Sponsor will bear all costs of administering the Fund through the period in which the Fund will be receiving only primary term payments. However, when the Fund begins receiving renewal term payments, the Fund shall bear a portion of such costs equal to the percentage of the renewal term payments received by the Fund in such year to all of the payments received by the Fund in such year.

     The Trust Indenture provides that the above obligations of the Sponsor were to be funded through the retention of a portion of the proceeds from the sale of the Units. However, the Sponsor did not segregate from the general assets of its then parent, Integrated, a portion of the sale proceeds for this purpose. Integrated filed for bankruptcy on February 13, 1990 under Chapter 11 of the United States Bankruptcy code. While Integrated's bankruptcy did not directly affect the Fund, and had no effect on the portfolio of the Fund, the bankruptcy did affect the Sponsor, which had no source of revenues other than Integrated. The Sponsor therefore filed a claim in Integrated's bankruptcy proceedings for the amounts necessary to fund the Sponsor's obligations to the Fund and to Integrated ARROs Fund I ("Fund I"), an affiliate. As Integrated's liabilities far exceeded its assets, and the Sponsor's claim was that of an unsecured general creditor, it was unlikely that amounts eventually paid on the Sponsor's claim would be sufficient to fund the Sponsor's obligations. However, in 1994 in full settlement of the Sponsor's claim, Integrated paid the Sponsor $450,000. The Sponsor projected at that time, based on a present value estimate of legal, accounting, trustee fees, and printing and mailing costs, that this amount would enable the Sponsor to meet its obligations to the Fund, and its similar obligations to Fund I, through approximately the year 2000. However, at that time there was no assurance that the $450,000 paid by Integrated, plus any interest accrued (the "Settlement Fund"), would in fact be sufficient to fund the Sponsor's obligations through the year 2000. As of December 31, 1997, approximately $61,000 remained of the original Settlement Fund. However, the Settlement Fund was fully depleted during the first half of 1998. The Trustee may establish a reserve fund, set aside out of the proceeds of the Payment Obligations, to pay future expenses of administering the Fund. Consequently, the Trustee paid $51,371 and $37,435 in such expenses from the proceeds of Payment Obligations received by the Fund in 2002 and 2001, respectively.

     Set forth below is certain information with respect to the Sponsor's directors and officers. The business address for each of them is c/o Winthrop Management, LLC, 7 Bulfinch Place, Suite 500, P.O. Box 9507, Boston, Massachusetts 02114-9507.




     NAME                       POSITION WITH SPONSOR         DIRECTOR/OFFICER SINCE       PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
     ----                       ---------------------         ----------------------       -----------------------------------------



     Richard J. McCready        Director, Vice President        2002                       Mr. McCready joined  NorthStar Capital in
                                and Treasurer                                              1998.   From  1990   until  1998  he  was
                                                                                           President,  Chief  Operating  Officer and
                                                                                           a    director    of    First     Winthrop
                                                                                           Corporation.  Previous  to joining  First
                                                                                           Winthrop  Corporation  in 1990, he was in
                                                                                           the  Corporate  and Real  Estate  Finance
                                                                                           group  at the law firm of  Mintz,  Levin,
                                                                                           Cohn, Ferris, Glovsky and Popeo, P.C.





     David King                 Director and President        November 1997                Mr. King joined   NorthStar Capital   in
                                Secretary                     November 2000                November 1997. From 1990 to 1997 Mr. King
                                                                                           was   associated   with  Olympia  &  York
                                                                                           Companies   (USA)   where  he   held  the
                                                                                           position  of  Senior  Vice  President  of
                                                                                           Finance.  Prior  to  that  Mr.  King  was
                                                                                           employed  with  Bankers Trust in its real
                                                                                           estate finance group.






     Steven Kauff               Director and Vice President   July 1999                    Mr. Kauff  joined  NorthStar  Capital  in
                                                                                           July  1999.  From  1996 to 1999 Mr  Kauff
                                                                                           was a  Manager  in the  Real  Estate  and
                                                                                           Hospitality   Services  Group  of  Arthur
                                                                                           Andersen  LLP.  Prior to  joining  Arthur
                                                                                           Andersen  LLP,  Mr.  Kauff was with Price
                                                                                           Waterhouse   LLP  in  the   Real   Estate
                                                                                           Industry Services Group.

6.   DISTRIBUTION PAYABLE

     The Trustee declared a $866,453 ($116.36 per unit) distribution payable to unitholders of record as of December 31, 2002. Such distribution was paid on January 15, 2003.

7.   SIGNIFICANT TRANSACTIONS

     The Trust Indenture provides for the acceptance of involuntary sale (such as in an economic discontinuance) proceeds in prepayment of a payment obligation in which the underlying partnership has a single property (lease). However, it does not specifically provide for acceptance of involuntary sale proceeds in partial prepayment of a payment obligation where the underlying partnership has more than one property (lease) comprising the payment obligation. The Sponsor believes that the original intent of the Trust Indenture was to allow for such partial prepayment. However, the Trustee did not agree with such interpretation.

     Effective March 29, 1998, the Sponsor arranged for the replacement of the Trustee for both Fund I and the Fund with a new trustee (the "Successor Trustee") which had a broader interpretation of the Trust Indenture with regard to partial prepayments received from a multi-property partnership. On April 1, 1998, a supplemental agreement to the original Trust Indenture was entered into between the Successor Trustee for the Fund, the Sponsor of the Fund, and the Partnerships that have Payment Obligations to the Fund. Such agreement allows for, among other things, the partial prepayment of a multi-property Partnership's Payment Obligation in the event of an involuntary sale of one of its properties.


                                                               Integrated ARROs Fund II
                                  Schedule of Selected Per Unit Operating Performance, Ratios and Supplemental Data




                                                                       YEAR ENDED DECEMBER 31,
                                             -------------------------------------------------------------------------------

                                                    2002                2001                2000                 1999
                                             -----------------   ------------------  ------------------   ------------------

Per Unit Operating Performance
------------------------------

Net asset value, beginning of period             $   1,616.57         $   1,653.50        $   1,689.69         $   1,724.70

Net investment income                                  177.25               193.48              195.31               196.15

Distributions                                         (311.39)             (230.41)            (231.50)             (231.16)
                                             -----------------   ------------------  ------------------   ------------------

Net asset value, end of period                   $   1,482.43         $   1,616.57        $   1,653.50         $   1,689.69
                                             =================   ==================  ==================   ==================

Total investment return                              $ 177.25         $     193.48        $     195.31         $     196.15
                                             =================   ==================  ==================   ==================

Ratios/Supplemental Data
------------------------

Net assets, end of period                        $ 11,038,203         $ 12,036,971        $ 12,311,942         $ 12,581,437

Ratio of expenses to average net assets                 0.45%                0.31%               0.27%                0.26%

Ratio of net investment income to average
net assets                                             11.44%               11.83%              11.68%               11.49%

Portfolio turnover rate                                   N/A                  N/A                 N/A                  N/A





                                                                       YEAR ENDED DECEMBER 31,
                                             -------------------------------------------------------------------------------

                                                    1998
                                             -----------------

Per Unit Operating Performance
------------------------------

Net asset value, beginning of period             $   1,758.21

Net investment income                                  150.91

Distributions                                         (184.42)
                                             -----------------

Net asset value, end of period                   $   1,724.70
                                             =================

Total investment return                          $     150.91
                                             =================

Ratios/Supplemental Data
------------------------

Net assets, end of period                        $ 12,842,135

Ratio of expenses to average net assets                  0.11%

Ratio of net investment income to average
net assets                                               8.67%

Portfolio turnover rate                                   N/A

                            Integrated ARROs Fund II
                        Schedule of Portfolio Investments
                                December 31, 2002


Partnership /
 Date Payment                                                              Original        Simple
  Obligation                        Property              Type of         Principal       Interest        Accrued
   Incurred        Lessee           Location              Property           Amount          Rate         Interest
-------------------------------------------------------------------------------------------------------------------------


Bradall            Albertson's      Boise, ID             Department        $1,940,000      16.500%        $2,927,824
12/16/82           Inc.             Snohomish, WA         Stores
                                    Las Cruces, NM
                                    Sioux Falls, SD
                                    Bradenton, FL


Dalhill            The Kroger       Houston, TX           Supermarkets       1,485,000      19.625%         2,047,091
01/15/82           Company          Dallas, TX
                                    Columbus, OH
                                    Cincinnati, OH
                                    Louisville, KY (2)



Walmad             Walgreen         Windsor, WI           Warehouse/         1,500,000      18.500%         3,567,507
02/25/82           Company                                Distribution
                                                          Facility





                                                                          -------------                 --------------
                                                                            $4,925,000                     $8,542,422
                                                                          =============                 ==============


(1) Primary Term of the applicable net lease.
(2) Two properties.




Partnership /          Discount To
 Date Payment      Arrive at Minimum     Periodic            Minimum
  Obligation          Termination     Payment During       Termination
   Incurred              Amount         Primary Term (1)      Amount
-------------------------------------------------------------------------


Bradall                    $1,241,533    7/1/98-1/1/08        $3,626,291
12/16/82                                $387,871/semi.





Dalhill                       493,715     1/31/97-12/31/06     3,038,376
01/15/82                                   $57,242/mo.






Walmad                        693,971    4/1/97-3/1/02         4,373,536
02/25/82                                  $23,125/mo.;
                                         4/1/02-3/1/07
                                           $92,551/mo.





                    ------------------                     --------------
                           $2,429,219                        $11,038,203
                    ==================                     ==============



(1) Primary Term of the applicable net lease.
(2) Two properties.

                            INTEGRATED ARROS FUND II
         SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS
                    JANUARY 1, 2002 THROUGH DECEMBER 31, 2002

                  ACCRUED                       ACCRUED                       ACCRUED                       ACCRUED
 DATE             INTEREST         DATE         INTEREST         DATE         INTEREST         DATE         INTEREST
 ----             --------         ----         --------         ----         --------         ----         --------
01-Jan-02         9,552,568      23-Feb-02      9,601,294      17-Apr-02      9,569,652      09-Jun-02      9,538,010
02-Jan-02         9,555,004      24-Feb-02      9,603,729      18-Apr-02      9,572,087      10-Jun-02      9,540,446
03-Jan-02         9,557,440      25-Feb-02      9,606,165      19-Apr-02      9,574,523      11-Jun-02      9,542,881
04-Jan-02         9,559,875      26-Feb-02      9,608,601      20-Apr-02      9,576,959      12-Jun-02      9,545,317
05-Jan-02         9,562,311      27-Feb-02      9,611,036      21-Apr-02      9,579,395      13-Jun-02      9,547,753
06-Jan-02         9,564,747      28-Feb-02      9,613,472      22-Apr-02      9,581,830      14-Jun-02      9,550,188
07-Jan-02         9,567,183      01-Mar-02      9,535,541      23-Apr-02      9,584,266      15-Jun-02      9,552,624
08-Jan-02         9,569,618      02-Mar-02      9,537,976      24-Apr-02      9,586,702      16-Jun-02      9,555,060
09-Jan-02         9,572,054      03-Mar-02      9,540,412      25-Apr-02      9,589,137      17-Jun-02      9,557,496
10-Jan-02         9,574,490      04-Mar-02      9,542,848      26-Apr-02      9,591,573      18-Jun-02      9,559,931
11-Jan-02         9,576,925      05-Mar-02      9,545,284      27-Apr-02      9,594,009      19-Jun-02      9,562,367
12-Jan-02         9,579,361      06-Mar-02      9,547,719      28-Apr-02      9,596,444      20-Jun-02      9,564,803
13-Jan-02         9,581,797      07-Mar-02      9,550,155      29-Apr-02      9,598,880      21-Jun-02      9,567,238
14-Jan-02         9,584,232      08-Mar-02      9,552,591      30-Apr-02      9,601,316      22-Jun-02      9,569,674
15-Jan-02         9,586,668      09-Mar-02      9,555,026      01-May-02      9,523,385      23-Jun-02      9,572,110
16-Jan-02         9,589,104      10-Mar-02      9,557,462      02-May-02      9,525,820      24-Jun-02      9,574,545
17-Jan-02         9,591,540      11-Mar-02      9,559,898      03-May-02      9,528,256      25-Jun-02      9,576,981
18-Jan-02         9,593,975      12-Mar-02      9,562,333      04-May-02      9,530,692      26-Jun-02      9,579,417
19-Jan-02         9,596,411      13-Mar-02      9,564,769      05-May-02      9,533,127      27-Jun-02      9,581,853
20-Jan-02         9,598,847      14-Mar-02      9,567,205      06-May-02      9,535,563      28-Jun-02      9,584,288
21-Jan-02         9,601,282      15-Mar-02      9,569,641      07-May-02      9,537,999      29-Jun-02      9,586,724
22-Jan-02         9,603,718      16-Mar-02      9,572,076      08-May-02      9,540,434      30-Jun-02      9,589,160
23-Jan-02         9,606,154      17-Mar-02      9,574,512      09-May-02      9,542,870      01-Jul-02      9,123,357
24-Jan-02         9,608,589      18-Mar-02      9,576,948      10-May-02      9,545,306      02-Jul-02      9,125,793
25-Jan-02         9,611,025      19-Mar-02      9,579,383      11-May-02      9,547,742      03-Jul-02      9,128,229
26-Jan-02         9,613,461      20-Mar-02      9,581,819      12-May-02      9,550,177      04-Jul-02      9,130,665
27-Jan-02         9,615,897      21-Mar-02      9,584,255      13-May-02      9,552,613      05-Jul-02      9,133,100
28-Jan-02         9,618,332      22-Mar-02      9,586,691      14-May-02      9,555,049      06-Jul-02      9,135,536
29-Jan-02         9,620,768      23-Mar-02      9,589,126      15-May-02      9,557,484      07-Jul-02      9,137,972
30-Jan-02         9,623,204      24-Mar-02      9,591,562      16-May-02      9,559,920      08-Jul-02      9,140,407
31-Jan-02         9,625,639      25-Mar-02      9,593,998      17-May-02      9,562,356      09-Jul-02      9,142,843
01-Feb-02         9,547,708      26-Mar-02      9,596,433      18-May-02      9,564,792      10-Jul-02      9,145,279
02-Feb-02         9,550,144      27-Mar-02      9,598,869      19-May-02      9,567,227      11-Jul-02      9,147,714
03-Feb-02         9,552,580      28-Mar-02      9,601,305      20-May-02      9,569,663      12-Jul-02      9,150,150
04-Feb-02         9,555,015      29-Mar-02      9,603,740      21-May-02      9,572,099      13-Jul-02      9,152,586
05-Feb-02         9,557,451      30-Mar-02      9,606,176      22-May-02      9,574,534      14-Jul-02      9,155,022
06-Feb-02         9,559,887      31-Mar-02      9,608,612      23-May-02      9,576,970      15-Jul-02      9,157,457
07-Feb-02         9,562,322      01-Apr-02      9,530,681      24-May-02      9,579,406      16-Jul-02      9,159,893
08-Feb-02         9,564,758      02-Apr-02      9,533,116      25-May-02      9,581,841      17-Jul-02      9,162,329
09-Feb-02         9,567,194      03-Apr-02      9,535,552      26-May-02      9,584,277      18-Jul-02      9,164,764
10-Feb-02         9,569,629      04-Apr-02      9,537,988      27-May-02      9,586,713      19-Jul-02      9,167,200
11-Feb-02         9,572,065      05-Apr-02      9,540,423      28-May-02      9,589,149      20-Jul-02      9,169,636
12-Feb-02         9,574,501      06-Apr-02      9,542,859      29-May-02      9,591,584      21-Jul-02      9,172,071
13-Feb-02         9,576,937      07-Apr-02      9,545,295      30-May-02      9,594,020      22-Jul-02      9,174,507
14-Feb-02         9,579,372      08-Apr-02      9,547,730      31-May-02      9,596,456      23-Jul-02      9,176,943
15-Feb-02         9,581,808      09-Apr-02      9,550,166      01-Jun-02      9,518,524      24-Jul-02      9,179,379
16-Feb-02         9,584,244      10-Apr-02      9,552,602      02-Jun-02      9,520,960      25-Jul-02      9,181,814
17-Feb-02         9,586,679      11-Apr-02      9,555,038      03-Jun-02      9,523,396      26-Jul-02      9,184,250
18-Feb-02         9,589,115      12-Apr-02      9,557,473      04-Jun-02      9,525,831      27-Jul-02      9,186,686
19-Feb-02         9,591,551      13-Apr-02      9,559,909      05-Jun-02      9,528,267      28-Jul-02      9,189,121
20-Feb-02         9,593,986      14-Apr-02      9,562,345      06-Jun-02      9,530,703      29-Jul-02      9,191,557
21-Feb-02         9,596,422      15-Apr-02      9,564,780      07-Jun-02      9,533,139      30-Jul-02      9,193,993
22-Feb-02         9,598,858      16-Apr-02      9,567,216      08-Jun-02      9,535,574      31-Jul-02      9,196,428




                            INTEGRATED ARROS FUND II
         SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS
                    JANUARY 1, 2002 THROUGH DECEMBER 31, 2002


                  ACCRUED                       ACCRUED                       ACCRUED
 DATE             INTEREST         DATE         INTEREST         DATE         INTEREST
 ----             --------         ----         --------         ----         --------

01-Aug-02        9,118,497       23-Sep-02      9,167,222      15-Nov-02      9,135,581
02-Aug-02        9,120,933       24-Sep-02      9,169,658      16-Nov-02      9,138,016
03-Aug-02        9,123,369       25-Sep-02      9,172,094      17-Nov-02      9,140,452
04-Aug-02        9,125,804       26-Sep-02      9,174,529      18-Nov-02      9,142,888
05-Aug-02        9,128,240       27-Sep-02      9,176,965      19-Nov-02      9,145,323
06-Aug-02        9,130,676       28-Sep-02      9,179,401      20-Nov-02      9,147,759
07-Aug-02        9,133,111       29-Sep-02      9,181,837      21-Nov-02      9,150,195
08-Aug-02        9,135,547       30-Sep-02      9,184,272      22-Nov-02      9,152,631
09-Aug-02        9,137,983       01-Oct-02      9,106,341      23-Nov-02      9,155,066
10-Aug-02        9,140,418       02-Oct-02      9,108,777      24-Nov-02      9,157,502
11-Aug-02        9,142,854       03-Oct-02      9,111,212      25-Nov-02      9,159,938
12-Aug-02        9,145,290       04-Oct-02      9,113,648      26-Nov-02      9,162,373
13-Aug-02        9,147,726       05-Oct-02      9,116,084      27-Nov-02      9,164,809
14-Aug-02        9,150,161       06-Oct-02      9,118,520      28-Nov-02      9,167,245
15-Aug-02        9,152,597       07-Oct-02      9,120,955      29-Nov-02      9,169,680
16-Aug-02        9,155,033       08-Oct-02      9,123,391      30-Nov-02      9,172,116
17-Aug-02        9,157,468       09-Oct-02      9,125,827      01-Dec-02      8,469,351
18-Aug-02        9,159,904       10-Oct-02      9,128,262      02-Dec-02      8,471,787
19-Aug-02        9,162,340       11-Oct-02      9,130,698      03-Dec-02      8,474,222
20-Aug-02        9,164,776       12-Oct-02      9,133,134      04-Dec-02      8,476,658
21-Aug-02        9,167,211       13-Oct-02      9,135,569      05-Dec-02      8,479,094
22-Aug-02        9,169,647       14-Oct-02      9,138,005      06-Dec-02      8,481,529
23-Aug-02        9,172,083       15-Oct-02      9,140,441      07-Dec-02      8,483,965
24-Aug-02        9,174,518       16-Oct-02      9,142,877      08-Dec-02      8,486,401
25-Aug-02        9,176,954       17-Oct-02      9,145,312      09-Dec-02      8,488,836
26-Aug-02        9,179,390       18-Oct-02      9,147,748      10-Dec-02      8,491,272
27-Aug-02        9,181,825       19-Oct-02      9,150,184      11-Dec-02      8,493,708
28-Aug-02        9,184,261       20-Oct-02      9,152,619      12-Dec-02      8,496,144
29-Aug-02        9,186,697       21-Oct-02      9,155,055      13-Dec-02      8,498,579
30-Aug-02        9,189,133       22-Oct-02      9,157,491      14-Dec-02      8,501,015
31-Aug-02        9,191,568       23-Oct-02      9,159,926      15-Dec-02      8,503,451
01-Sep-02        9,113,637       24-Oct-02      9,162,362      16-Dec-02      8,505,886
02-Sep-02        9,116,073       25-Oct-02      9,164,798      17-Dec-02      8,508,322
03-Sep-02        9,118,508       26-Oct-02      9,167,234      18-Dec-02      8,510,758
04-Sep-02        9,120,944       27-Oct-02      9,169,669      19-Dec-02      8,513,193
05-Sep-02        9,123,380       28-Oct-02      9,172,105      20-Dec-02      8,515,629
06-Sep-02        9,125,815       29-Oct-02      9,174,541      21-Dec-02      8,518,065
07-Sep-02        9,128,251       30-Oct-02      9,176,976      22-Dec-02      8,520,501
08-Sep-02        9,130,687       31-Oct-02      9,179,412      23-Dec-02      8,522,936
09-Sep-02        9,133,123       01-Nov-02      9,101,481      24-Dec-02      8,525,372
10-Sep-02        9,135,558       02-Nov-02      9,103,916      25-Dec-02      8,527,808
11-Sep-02        9,137,994       03-Nov-02      9,106,352      26-Dec-02      8,530,243
12-Sep-02        9,140,430       04-Nov-02      9,108,788      27-Dec-02      8,532,679
13-Sep-02        9,142,865       05-Nov-02      9,111,224      28-Dec-02      8,535,115
14-Sep-02        9,145,301       06-Nov-02      9,113,659      29-Dec-02      8,537,550
15-Sep-02        9,147,737       07-Nov-02      9,116,095      30-Dec-02      8,539,986
16-Sep-02        9,150,172       08-Nov-02      9,118,531      31-Dec-02      8,542,422
17-Sep-02        9,152,608       09-Nov-02      9,120,966
18-Sep-02        9,155,044       10-Nov-02      9,123,402
19-Sep-02        9,157,480       11-Nov-02      9,125,838
20-Sep-02        9,159,915       12-Nov-02      9,128,273
21-Sep-02        9,162,351       13-Nov-02      9,130,709
22-Sep-02        9,164,787       14-Nov-02      9,133,145